FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 30,220,463	R$ 29,105,095
Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	7,097,967	8,035,610
1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	4,738,175	5,298,939
4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	4,624,640	4,110,594
More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	13,759,681	11,659,952
Trade accounts payable
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,762,768	4,335,054
Trade accounts payable | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,762,768	4,335,054
Loans and Financing
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	20,061,659	20,613,734
Loans and Financing | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,312,877	2,817,346
Loans and Financing | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,659,844	5,053,827
Loans and Financing | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,793,164	2,509,962
Loans and Financing | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	11,295,774	10,232,599
Debentures
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,457,033	1,940,474
Debentures | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	152,928	104,995
Debentures | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,764,003	231,817
Debentures | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	686,732	1,600,632
Debentures | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	853,370	3,030
Unrealized losses on financial instruments - Derivative instruments
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations		5,245
Unrealized losses on financial instruments - Derivative instruments | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations		5,245
Obligation with FIDC
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,018,501	938,526
Obligation with FIDC | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,018,501	938,526
Lease liabilities (current liability)
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	202,536
Lease liabilities (current liability) | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	202,536
Other current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	666,858	772,970
Other current liabilities | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	666,858	772,970
Lease liabilities (non-current liability)
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	601,733
Lease liabilities (non-current liability) | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	294,249
Lease liabilities (non-current liability) | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	144,744
Lease liabilities (non-current liability) | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	162,740
Other non-current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	449,375	499,092
Other non-current liabilities | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	20,079	13,295
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 429,296	R$ 485,797